Accrued Expenses And Other Liabilities (Schedule Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Guarantee liability		$ 1,251
Accrued expenses	29,682	73,691
Accrued interest	26,702	24,137
Lease deficiency	18,074	22,310
Accrued expenses and other liabilities	$ 74,458	$ 121,389